DELAWARE POOLED® TRUST

The Large-Cap Growth Equity Portfolio
The Focus Smid-Cap Growth Equity Portfolio
The Select 20 Portfolio
(each, a “Portfolio” and collectively, the “Portfolios”)

Supplement to the Portfolios’ Prospectus
dated February 28, 2014

The following replaces the information in the section entitled “Portfolio summaries – The Large-Cap Growth Equity Portfolio – Who manages the Portfolio? – Investment manager”:

Who manages the Portfolio?

Investment manager

Delaware Management Company, a series of Delaware Management Business Trust

Sub-advisor

Jackson Square Partners, LLC (JSP)

Portfolio managers	Position with JSP	Start date on the Portfolio
Christopher J. Bonavico, CFA	Portfolio Manager, Equity Analyst	November 2005
Christopher M. Ericksen, CFA	Portfolio Manager, Equity Analyst	November 2005
Daniel J. Prislin, CFA	Portfolio Manager, Equity Analyst	November 2005
Jeffrey S. Van Harte, CFA	Chairman, Chief Investment Officer	November 2005

The following replaces the information in the section entitled “Portfolio summaries – The Focus Smid-Cap Growth Equity Portfolio – Who manages the Portfolio? – Investment manager”:

Who manages the Portfolio?

Investment manager

Delaware Management Company, a series of Delaware Management Business Trust

Sub-advisor

Jackson Square Partners, LLC (JSP)

Portfolio managers	Position with JSP	Start date on the Portfolio
Christopher J. Bonavico, CFA	Portfolio Manager, Equity Analyst	December 2005
Kenneth F. Broad, CFA	Portfolio Manager, Equity Analyst	December 2005

The following replaces the information in the section entitled “Portfolio summaries – The Select 20 Portfolio – Who manages the Portfolio? – Investment manager”:

Who manages the Portfolio?

Investment manager

Delaware Management Company, a series of Delaware Management Business Trust

Sub-advisor

Jackson Square Partners, LLC (JSP)

Portfolio managers	Position with JSP	Start date on the Portfolio
Christopher J. Bonavico, CFA	Portfolio Manager, Equity Analyst	September 2005
Kenneth F. Broad, CFA	Portfolio Manager, Equity Analyst	September 2005
Daniel J. Prislin, CFA	Portfolio Manager, Equity Analyst	September 2005
Jeffrey S. Van Harte, CFA	Chairman, Chief Investment Officer	September 2005

The following replaces the biographical information for Messrs. Bonavico, Broad, Ericksen, Prislin and Van Harte in the section entitled, "Management of the Trust - Portfolio Managers" beginning on page 58.

Below is a list of the portfolio managers who are primarily responsible for the day-to-day management of each Portfolio set forth above and certain officers of the Portfolio with whom the portfolio managers regularly consult.

Christopher J. Bonavico, CFA
Portfolio Manager, Equity Analyst, Jackson Square Partners, LLC — The Large-Cap Growth Equity Portfolio, The Focus Smid-Cap Growth Equity Portfolio and The Select 20 Portfolio
Christopher J. Bonavico became a member of Jackson Square Partners (JSP), at its inception in May 2014 as a portfolio manager and equity analyst. Jackson Square Partners manages large-cap growth, smid-cap growth, all-cap growth, and global growth portfolios. Prior to joining JSP, he was a portfolio manager and equity analyst on Delaware Investments’ Focus Growth Equity team from April 2005 to April 2014. The Focus Growth Equity team managed large-cap growth, smid-cap growth, all-cap growth, and global growth portfolios. Prior to Delaware Investments, he was a principal and portfolio manager at Transamerica Investment Management, where he managed sub-advised funds and institutional separate accounts. Before joining Transamerica in 1993, he was a research analyst for Salomon Brothers. Bonavico received his bachelor’s degree in economics from the University of Delaware.

Kenneth F. Broad, CFA
Portfolio Manager, Equity Analyst, Jackson Square Partners, LLC — The Focus Smid-Cap Growth Equity Portfolio and The Select 20 Portfolio
Kenneth F. Broad became a member of Jackson Square Partners (JSP), at its inception in May 2014 as a portfolio manager and equity analyst. Jackson Square Partners manages large-cap growth, smid-cap growth, all-cap growth, and global growth portfolios. Prior to joining JSP, he was a portfolio manager and equity analyst on Delaware Investments’ Focus Growth Equity team from April 2005 to April 2014. The Focus Growth Equity team managed large-cap growth, smid-cap growth, all-cap growth, and global growth portfolios. Prior to Delaware Investments, he was a principal and portfolio manager at Transamerica Investment Management, where he managed sub-advised funds and institutional separate accounts. Before joining Transamerica in 2000, he was a portfolio manager with The Franklin Templeton Group and was a consultant in the business valuation and merger and acquisition group at KPMG Peat Marwick. He received an MBA from the University of California at Los Angeles and his bachelor’s degree in economics from Colgate University.

Christopher M. Ericksen, CFA
Portfolio Manager, Equity Analyst, Jackson Square Partners, LLC — The Large-Cap Growth Equity Portfolio
Christopher M. Ericksen became a member of Jackson Square Partners (JSP), at its inception in May 2014 as a portfolio manager and equity analyst. Jackson Square Partners manages large-cap growth, smid-cap growth, all-cap growth, and global growth portfolios. Prior to joining JSP, he was a portfolio manager and equity analyst on Delaware Investments’ Focus Growth Equity team from April 2005 to April 2014. The Focus Growth Equity team managed large-cap growth, smid-cap growth, all-cap growth, and global growth portfolios. Prior to joining Delaware Investments, he was a portfolio manager at Transamerica Investment Management, where he also managed institutional separate accounts. Before joining Transamerica in 2004, he was a vice president at Goldman Sachs. During his 10 years there, he worked in investment banking as well as investment management. Ericksen received his bachelor’s degree from Carnegie Mellon University, with majors in industrial management, economics, and political science.

Daniel J. Prislin, CFA
Portfolio Manager, Equity Analyst, Jackson Square Partners, LLC — The Large-Cap Growth Equity Portfolio and The Select 20 Portfolio
Daniel J. Prislin became a member of Jackson Square Partners (JSP), at its inception in May 2014 as a portfolio manager and equity analyst. Jackson Square Partners manages large-cap growth, smid-cap growth, all-cap growth, and global growth portfolios. Prior to joining JSP, he was a portfolio manager and equity analyst on Delaware Investments’ Focus Growth Equity team from April 2005 to April 2014. The Focus Growth Equity team managed large-cap growth, smid-cap growth, all-cap growth, and global growth portfolios. Prior to joining Delaware Investments, he was a principal and portfolio manager at Transamerica Investment Management, where he also managed sub-advised funds and institutional separate accounts. Prior to joining Transamerica in 1998, he was a portfolio manager with The Franklin Templeton Group. Prislin received an MBA and bachelor’s degree in business administration from the University of California at Berkeley.

Jeffrey S. Van Harte, CFA, Chairman, Chief Investment Officer, Jackson Square Partners, LLC — The Large-Cap Growth Equity Portfolio and The Select 20 Portfolio
Jeffrey S. Van Harte became a member of Jackson Square Partners (JSP), at its inception in May 2014 as chairman and chief investment officer. Jackson Square Partners manages large-cap growth, smid-cap growth, all-cap growth, and global growth portfolios. Prior to joining to joining JSP, he was the chief investment officer of Delaware Investments’ Focus Growth Equity team from April 2005 to April 2014. The Focus Growth Equity team managed large-cap growth, smid-cap growth, all-cap growth, and global growth portfolios. Prior to Delaware Investments, he was a principal and executive vice president at Transamerica Investment Management. Van Harte has been managing portfolios and separate accounts for 30 years. Before becoming a portfolio manager, Van Harte was a securities analyst and trader for Transamerica Investment Services, which he joined in 1980. Van Harte received his bachelor’s degree in finance from California State University at Fullerton.

The following supplements the information in the section entitled, “Management of the Trust – Investment Advisors” beginning on page 64.

Jackson Square Partners, LLC (JSP), located at 101 California Street, Suite 3750, San Francisco, CA 94111, is the sub-advisor to The Large-Cap Growth Equity Portfolio, The Focus Smid-Cap Growth Equity Portfolio, and The Select 20 Portfolio. JSP, a Delaware limited liability company, is a joint venture between Delaware Investments Advisers Partner, Inc., an affiliate of the Manager, and California Street Partners, LLC, a Delaware limited liability company owned by certain JSP personnel. As of May 1, 2014, JSP manages over $25 billion in assets, including mutual funds, separate accounts and other investment vehicles. As sub-advisor, JSP is responsible for day-to-day management of The Large-Cap Growth Equity, The Focus Smid-Cap Growth Equity, and The Select 20 Portfolios’ assets. Although JSP serves as sub-advisor, the Manager has ultimate responsibility for all investment advisory services with JSP. The Manager has entered into a separate sub-advisory agreement with JSP and compensates JSP out of the investment advisory fees it receives from The Large-Cap Growth Equity Portfolio, The Focus Smid-Cap Growth Equity Portfolio, and The Select 20 Portfolio.

Investments in the Portfolios are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Portfolios, the repayment of capital from the Portfolios, or any particular rate of return.

Please keep this supplement for future reference.

This Supplement is dated May 20, 2014.